=================================

                                CASH PRESERVATION
                                   PORTFOLIOS
                             LOGO (GRAPHIC OMITTED)

                             MONEY MARKET PORTFOLIO
                                       AND
                             MUNICIPAL MONEY MARKET
                                    PORTFOLIO

                               Semi-Annual Report
                                February 28, 1998

                        =================================

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     Market participants were pleasantly surprised last year as the stock market again racked up double digit gains, the bond market saw long-term interest rates fall to near record lows and money market fund assets grew by 20% to over $1 trillion. Early in 1997, these robust results were not widely expected. The nation's economy was expanding at almost a 5% pace and higher prices for goods and services were clearly anticipated. The Federal Reserve seemed biased towards tightening monetary policy, in what they suggested would be a preemptive move against future inflationary pressures. On March 25, the Fed raised short-term rates by 25 basis points to 5.50% and with the benefit of perfect hindsight, their action clearly achieved the desired results. The economy slowed to a 3.1% pace in the third quarter and 3.9% in the fourth quarter, while inflation fell to its lowest level in a decade. Wholesale prices, in fact, actually declined 1.2% in 1997, while consumer prices rose only 1.7%. As the year came to an end, the financial crisis among the Asian economies became a significant influencer of global economics and the direction of interest rates. U.S. fixed income securities did well, as a flight to quality and safety unfolded. In January, the 30-year treasury bond fell to a record low of 5.70%. Sentiment towards monetary policy also shifted, given Mr. Greenspan's comments about deflation, and some Fed watchers even began to talk about the possibility of an easing of monetary policy.

     Short-term taxable interest rates traded in a narrow range in 1997, as the Federal Reserve made only one change to monetary policy. Early in the year, the yield curve inside of one year was positively sloped, reflecting the widely held view that the Fed would tighten monetary policy. While overnight rates held near 5.50%, one-year maturities reached a peak near 6.25%. This scenario encouraged the funds to extend portfolio maturities to the 50-60 day range. The second half of the year, however, was a different story. Low inflation and the concerns over the Asian crisis precipitated a significant flattening of the money market yield curve. The 50-75 basis point spread available earlier in the year declined to 10-15 basis points in the fourth and early first quarters. The Treasury market experienced an even more dramatic shift, as the yield curve inverted. Portfolio maturities were shortened in this environment, with particular focus given to issuer credit quality and the deteriorating Asian economies.

     At the end of February, assets in the Money Market Portfolio stood at $3,013,021,180, increasing from $2,700,025,629 last August.

     Tax-exempt yields showed continued volatility during the latter half of 1997 as seasonal pressures and supply and demand factors dominated the market. Quarter-end window dressing pressures forced variable rate yields higher on a temporary basis, while the payments of quarterly Treasury bond coupon interest supplied cash to the market, driving yields down. Corporations were also active participants in the tax-free money markets, purchasing municipals when they were attractive on an after-tax basis, and liquidating them when tax-free rates declined.

     Investment strategy during the period emphasized a laddered maturity approach, in anticipation of seasonal fund asset volatility. Variable rate demand notes generally comprised 55-65% of the Fund's two tax-free portfolios, as these securities offered liquidity to meet fund activity while also providing attractive yields. During the six months ended February 28, yields on variable rate securities ranged from a high of 4.12% on December 24, 1997 to a low of 2.81% on February 11, 1998. General market note purchases increased during the period as supply grew and yields increased. Due to an unchanged Fed policy during the last six months of the year, notes traded in a narrow range of 35 basis points, between 3.51% and 3.86%.

     At the end of February, total net assets in the Money Market Portfolio and the Municipal Money Market Portfolio were $320,583,285 and $134,780,211, respectively. The investment strategy for both funds emphasized liquidity in anticipation of expected redemptions this spring. The average weighted maturities of Money Market Portfolio, therefore, have been shorter than the index and at the end of the period stood at 36 days.

                   PNC Institutional Management Corporation
                   (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)       VALUE
                                                  --------   ------------
AGENCY OBLIGATIONS--0.7%
Student Loan Marketing Association(DAGGER)
   5.718% 03/03/98 ........................       $ 10,000   $ 10,000,000
   5.728% 03/03/98 ........................         10,000     10,000,000
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,000,000) .................                    20,000,000
                                                             ------------
CERTIFICATES OF DEPOSIT--17.4%
BANK NOTES--3.3%
First National Bank of Boston
   5.700% 04/06/98 ........................         25,000     25,000,000
   5.800% 04/27/98 ........................         75,000     75,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
BANKS--2.2%
Banque Paribas
   5.530% 05/04/98 ........................         25,000     24,998,560
Credit Suisse
   6.240% 04/08/98 ........................         40,000     40,007,055
                                                             ------------
                                                               65,005,615
                                                             ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.0%
Bankers Trust Co.
   5.980% 06/19/98 ........................         50,000     49,997,155
   5.820% 07/31/98 ........................         25,000     24,997,025
   5.880% 08/11/98 ........................         25,000     24,996,796
Chase Manhattan Bank-Delaware
   5.710% 03/09/98 ........................         50,000     50,000,000
                                                             ------------
                                                              149,990,976
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--6.9%
Banque Nationale de Paris
   5.860% 08/10/98 ........................         25,000     24,993,635
Banque Paribas
   5.560% 05/26/98 ........................         25,000     25,000,000
Canadian Imperial Bank of Commerce
   5.660% 02/26/99 ........................         40,000     39,980,989
Deutsche Bank
   6.000% 03/25/98 ........................         50,000     50,005,942
Royal Bank of Canada
   6.200% 04/06/98 ........................         19,000     19,002,366
   5.940% 06/25/98 ........................         25,000     24,995,439


                                                        PAR
                                                       (000)       VALUE
                                                     --------   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.780% 10/08/98 ............................     $  125,000   $ 24,974,541
                                                                 ------------
                                                                  208,952,912
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $523,949,503) ....................                   523,949,503
                                                                 ------------
COMMERCIAL PAPER--51.1%
ASSET BACKED SECURITIES--7.8%
CXC, Inc.
   5.470% 04/01/98 ............................         50,000     49,764,486
   5.470% 04/20/98 ............................         50,000     49,620,139
Receivables Capital Corp.
   5.500% 04/06/98 ............................         45,082     44,834,049
Windmill Funding
   5.520% 03/02/98 ............................         50,000     49,992,333
   5.550% 04/24/98 ............................         40,517     40,179,696
                                                                 ------------
                                                                  234,390,703
                                                                 ------------
BANKS--8.7%
AB Spintab Swedmortgage
   5.740% 04/07/98 ............................         50,000     49,705,028
   5.740% 04/15/98 ............................         30,000     29,784,750
   5.470% 05/12/98 ............................         25,000     24,726,500
   5.450% 06/09/98 ............................         30,000     29,545,833
AMRO N.A. Finance Inc.
   5.560% 05/01/98 ............................         50,000     49,528,944
Unifunding Inc.
   5.570% 03/03/98 ............................         30,000     29,990,717
   5.630% 04/22/98 ............................         50,000     49,593,389
                                                                 ------------
                                                                  262,875,161
                                                                 ------------
BUSINESS CREDIT INSTITUTIONS--1.8%
Enterprise Funding Corp.
   5.570% 04/06/98 ............................         38,728     38,512,285
   5.480% 04/14/98 ............................         17,179     17,063,939
                                                                 ------------
                                                                   55,576,224
                                                                 ------------
CONGLOMERATES--1.6%
BTR Dunlop Finance Inc. PLC
   5.450% 05/14/98 ............................         50,000     49,439,861
                                                                 ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
FINANCE LESSORS--3.3%
General Electric Capital Corp.
   5.450% 06/11/98 .............................       $100,000   $ 98,455,833
                                                                  ------------
FINANCE SERVICES--4.2%
Barton Capital Corp.
   5.540% 04/06/98 .............................         32,517     32,336,856
   5.490% 04/14/98 .............................         45,000     44,698,050
Old Line Funding Corp.
   5.520% 03/09/98 .............................         50,000     49,938,667
                                                                  ------------
                                                                   126,973,573
                                                                  ------------
FOOD & KINDRED PRODUCTS--2.7%
Diageo Capital PLC
   5.450% 05/11/98 .............................         25,000     24,731,285
   5.470% 04/29/98 .............................         25,000     24,775,882
Grand Metropolitan Capital Corp.
   5.620% 04/15/98 .............................         33,000     32,768,175
                                                                  ------------
                                                                    82,275,342
                                                                  ------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--0.8%
Toshiba America, Inc.
   5.470% 05/15/98 .............................         25,000     24,715,104
                                                                  ------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.7%
Unifunding Inc.
   5.480% 03/09/98 .............................         50,000     49,939,111
                                                                  ------------
MOTOR VEHICLES & CAR BODIES--2.5%
Daimler-Benz North America Corp.
   5.480% 03/06/98 .............................         75,000     74,942,917
                                                                  ------------
SECURITY BROKERS & DEALERS--7.6%
Lehman Brothers Holdings Inc.
   5.520% 03/18/98 .............................         50,000     49,869,667
Merrill Lynch & Co. Canandian DCP
   5.610% 03/04/98 .............................         50,000     49,976,625
Morgan Stanley Group, Inc.
   5.430% 04/09/98 .............................         50,000     49,705,875
Lehman Brothers Holdings Inc.
   5.520% 05/28/98 .............................         40,000     39,460,267
Morgan Stanley Group, Inc.
   5.400% 07/23/98 .............................         40,000     39,136,000
                                                                  ------------
                                                                   228,148,434
                                                                  ------------
                                                         PAR
                                                        (000)         VALUE
                                                      --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.3%
Asset Securitization Coop Corp.
   5.550% 04/06/98 ..........................         $ 50,000   $   49,722,500
Delaware Funding Corp.
   5.570% 03/16/98 ..........................           30,523       30,452,161
Sears Roebuck Acceptance Corp.
   5.460% 05/19/98 ..........................           50,000       49,400,917
                                                                 --------------
                                                                    129,575,578
                                                                 --------------
WHOLESALE - MISCELLANEOUS DURABLE GOODS--2.5%
Mitsubishi International Corp.
   5.510% 05/28/98 ..........................           25,000       24,663,278
   5.560% 04/28/98 ..........................           25,000       24,776,055
   5.560% 04/30/98 ..........................           25,000       24,768,333
                                                                 --------------
                                                                     74,207,666
                                                                 --------------
WHOLESALE GROCERIES & RELATED GOODS--1.6%
Mitsubishi International Corp.
   5.510% 05/29/98 ..........................           50,000       49,318,903
                                                                 --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,540,834,410) ................                     1,540,834,410
                                                                 --------------
MUNICIPAL BONDS--2.7%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   5.600% 03/04/98 ..........................            2,700        2,700,000
                                                                 --------------
GEORGIA--0.3%
De Kalb County Development
   Authority VRDN Series 1995 B
   (Emory University Project)(DAGGER)
   5.600% 02/28/98 ..........................            9,485        9,485,000
                                                                 --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DAGGER)
   5.700% 03/04/98 ..........................            4,400        4,400,000
                                                                 --------------
INDIANA--0.2%
Bremen, Inc. TARN VRDN Series
   1996 B (Society National Bank,
   Cleveland)(DAGGER)
   5.610% 03/05/98 ..........................            4,400        4,400,000
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
KENTUCKY--0.1%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B(DAGGER)
   5.700% 03/04/98 .......................      $ 4,200   $ 4,200,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 03/04/98 .......................        1,860     1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995(DAGGER)
   5.600% 03/07/98 .......................        6,100     6,100,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 03/04/98 .......................       14,000    14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   Series 1995(DAGGER)
   5.600% 03/07/98 .......................        7,000     7,000,000
                                                          -----------
                                                           28,960,000
                                                          -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   5.650% 03/04/98 .......................       11,700    11,700,000
                                                          -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project Series 1990)(DAGGER)
   5.700% 03/04/98 .......................      14,800    14,800,000
                                                         -----------
     TOTAL MUNICIPAL BONDS
       (Cost $80,645,000) ................                80,645,000
                                                         -----------

                                               PAR
                                              (000)        VALUE
                                             --------   ------------
MEDIUM TERM NOTES--15.2%
BANKS--3.3%
Skandinaviska Enskilda Banken
   Funding Inc.(DAGGER)
   5.550% 03/12/98 ...................       $ 50,000   $ 49,974,367
Skandinaviska Enskilda(DAGGER)
   5.610% 02/25/99 ...................         50,000     49,981,031
                                                        ------------
                                                          99,955,398
                                                        ------------
FINANCE SERVICES--6.1%
General American Life(DAGGER)
   5.820% 03/02/98 ...................         50,000     50,000,000
SMM Trust 1997-A(DAGGER)
   5.906% 03/23/98 ...................         20,000     20,000,000
SMM Trust 1997-L(DAGGER)
   5.625% 03/29/98 ...................         13,200     13,200,000
SMM Trust 1997-X(DAGGER)
   5.625% 03/12/98 ...................        100,000    100,000,000
                                                        ------------
                                                         183,200,000
                                                        ------------
SECURITY BROKERS & DEALERS--4.8%
Bear Stearns Companies, Inc.(DAGGER)
   5.601% 03/06/98 ...................         25,000     25,000,000
   5.595% 03/24/98 ...................         40,000     40,000,000
   5.605% 03/26/98 ...................         30,000     30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.958% 03/05/98 ...................         50,000     50,000,000
                                                        ------------
                                                         145,000,000
                                                        ------------
SERVICES - AUTO RENT & LEASE--1.0%
PHH Corp(DAGGER)
   5.565% 03/13/98 ...................         30,000     29,991,082
                                                        ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $458,146,480) ...........                   458,146,480
                                                        ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
REPURCHASE AGREEMENTS--12.4%
  Goldman Sachs & Co.
    (Agreement dated 02/27/98 to be
    repurchased at $100,047,083,
    collateralized by $85,579,720
    Federal Home Loan Mortgage
    Corporation due 09/15/04 to
    11/15/23 and $63,500,000 Federal
    National Mortgage Association
    due 04/25/23. Market value of
    collateral is $103,000,000.)
    5.650% 03/02/98 ......................... $100,000  $ 100,000,000
  Lehman Government Securities Inc.
    (Agreement dated 02/27/98 to be
    repurchased at $100,045,000,
    collateralized by $71,305,000
    Federal Home Loan Mortgage
    Corporation due 10/15/22 to
    01/15/26 and $62,778,948 Federal
    National Mortgage Association
    due 10/25/08 to 10/25/22. Market
    value of collateral is
    $103,003,354.)
    5.400% 03/02/98 .........................  100,000    100,000,000
  Swiss Bank Corp.
   (Agreement dated 02/27/98 to be
   repurchased at $75,034,625 and
   $100,047,333, respectively,
   collateralized by $77,625,000
   Government National Mortgage
   Association due 10/20/27 and
   $102,914,000 Federal National
   Mortgage Association due 01/01/28.
   Market value of collateral is
   $184,783,604.)
   5.540% 03/02/98 ..........................   75,000    75,000,000
   5.680% 03/02/98 ..........................  100,000   100,000,000
                                                        ------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $375,000,000) ..................            375,000,000
                                                        ------------
TOTAL INVESTMENTS--99.5%
   (Cost $2,998,575,393) ....................          2,998,575,393

                                                            VALUE
                                                      --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% .....................         $   14,445,787
                                                      --------------
NET ASSETS (Applicable to
   1,504,186,443 Bedford shares,
   198,797 Cash Preservation shares,
   822,075,114 Janney Montgomery
   Scott shares, 686,561,111
   Sansom Street shares
   and 800 other shares)--100.0% ............        $3,013,021,180
                                                     ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($3,013,021,180 (DIVIDE) 3,013,022,265) ..                 $1.00
                                                              =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1998 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER) Put Bonds --  Maturity  date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)      VALUE
                                               --------  ------------
MUNICIPAL BONDS--99.7%
ALABAMA--3.2%
Birmingham-Baptist Medical Centers
   Special Care Facilities Financing
   Authority RB (Senior Living
   Communities, Inc. Project) DN(DAGGER)
   3.500% 03/07/98 .....................        $5,530   $ 5,530,000
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN(DAGGER)
   3.400% 03/07/98 .....................         2,570     2,570,000
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series G DN(DAGGER)
   3.400% 03/07/98 .....................         1,075     1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB 1985
   Series D DN(DAGGER)
   3.400% 03/07/98 .....................         1,000     1,000,000
                                                         -----------
                                                          10,175,000
                                                         -----------
ALASKA--1.3%
Valdez Marine Terminal (ARCO
   Transportation Alaska, Inc.
   Project) TECP
   3.900% 03/09/98 .....................         4,300     4,300,000
                                                         -----------
ARIZONA--3.4%
Salt River Arizona Project Agricultural
   Improvement and Power
   District TECP
   3.750% 03/27/98 .....................        11,000    11,000,000
                                                         -----------
CALIFORNIA--10.0%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .....................         4,000     4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .....................        28,000    28,058,080
                                                         -----------
                                                          32,058,080
                                                         -----------
COLORADO--1.6%
Colorado State General Fund
   Series A TRAN
   4.500% 06/26/98 .....................         5,000     5,010,026
                                                         -----------
                                                 PAR
                                                (000)       VALUE
                                               -------  ------------
CONNECTICUT--0.9%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB(DOUBLE DAGGER)
   3.900% 07/01/98 ....................        $3,000   $ 3,000,000
                                                        -----------
DELAWARE--0.9%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.550% 03/07/98 ....................         3,000     3,000,000
                                                        -----------
GEORGIA--5.7%
Brunswick and Glynn IDA Sewage
   Facility RB (Georgia-Pacific Corp.
   Project) DN Series 1996(DAGGER)
   3.600% 03/07/98 ....................         5,000     5,000,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.600% 03/07/98 ....................         3,000     3,000,000
Fulton County IDA RB (Charles J.
   Mackarich Project) DN(DAGGER)
   3.600% 03/07/98 ....................         3,500     3,500,000
Savannah Economic Development
   Authority RB (Georgia Kaolin
   Inc) DN(DAGGER)
   3.550% 03/07/98 ....................         5,000     5,000,000
Winder-Barrow Industrial Building
   Authority (Georgia Barrow
   Property Project) DN(DAGGER)
   3.600% 03/07/98 ....................         1,650     1,650,000
                                                        -----------
                                                         18,150,000
                                                        -----------
ILLINOIS--10.1%
Chicago, Illinois Tender
   Notes MB(DOUBLE DAGGER)
   3.550% 02/04/99 ....................         2,000     2,000,000
Illinois Educational Facility Authority
   (College of Optometry)
   Series 83 DN(DAGGER)
   4.000% 03/07/98 ....................         5,300     5,300,000
Illinois Development Finance Authority
   (CHS Acquisition Corp. Project)
   DN(DAGGER)
   3.500% 03/07/98 ....................         5,035     5,035,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                PAR
                                               (000)      VALUE
                                             --------  ------------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   Environmental Facilities RB
   (Citizens Utility Co., Project)
   DN(DAGGER)
   3.600% 03/07/98 ...................        $6,000   $ 6,000,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.850% 03/07/98 ...................           900       900,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) TECP
   3.750% 05/27/98 ...................         8,000     8,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...................         5,000     5,000,000
                                                       -----------
                                                        32,235,000
                                                       -----------
INDIANA--11.5%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN +
   3.700% 03/07/98 ...................         5,000     5,000,000
Fort Wayne PCR Bonds (General
   Motors Corp. Project)
   Series 1985 DN(DAGGER)
   3.700% 03/07/98 ...................         2,300     2,300,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN(DAGGER)
   3.650% 03/07/98 ...................         2,900     2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN(DAGGER)
   3.650% 03/07/98 ...................         5,000     5,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center III Project) DN(DAGGER)
   3.650% 03/07/98 ...................         4,500     4,500,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center IV Project) DN(DAGGER)
   3.650% 03/07/98 ...................         2,600     2,600,000

                                            PAR
                                           (000)       VALUE
                                          -------   ------------
INDIANA--(CONTINUED)
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN(DAGGER)
   3.650% 03/07/98 ................        $4,900   $ 4,900,000
La Porte County Economic
   Development RB (Pedcor
   Investments - Woodland
   Crossing) DN(DAGGER)
   3.500% 03/07/98 ................         2,000     2,000,000
Portage Economic Development RB
   (Breckenridge Apartments
   Project) DN(DAGGER)
   3.600% 03/07/98 ................         4,650     4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 03/07/98 ................         3,000     3,000,000
                                                    -----------
                                                     36,850,000
                                                    -----------
IOWA--1.9%
Iowa Finance Authority IDA RB
   (Dixie Bedding Co. Project)
   Series 1995 DN(DAGGER)
   3.600% 03/07/98 ................         3,000     3,000,000
Polk County Health Facilities
   Authority
   (Catholic Health Initiatives
   Series 1997 B) DN(DAGGER)
   3.450% 03/07/98 ................         3,000     3,000,000
                                                    -----------
                                                      6,000,000
                                                    -----------
KANSAS--3.8%
Kansas State Department of
   Transportation Highway RB
   Series B DN(DAGGER)
   3.350% 03/07/98 ................         5,000     5,000,000
Lawrence County Project IDA RB
   Series A DN(DAGGER)
   3.600% 03/05/98 ................         2,025     2,025,000
Shawnee IDA RB (Thrall Enterprises,
   Inc. Project) DN(DAGGER)
   3.500% 03/07/98 ................         5,100     5,100,000
                                                    -----------
                                                     12,125,000
                                                    -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)       VALUE
                                                   -------  ------------
KENTUCKY--4.8%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   4.300% 03/07/98 ........................        $7,700   $ 7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 TECP
   3.700% 05/13/98 ........................         2,800     2,800,000
   3.800% 05/20/98 ........................         5,000     5,000,000
                                                            -----------
                                                             15,500,000
                                                            -----------
LOUISIANA--2.0%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   4.400% 03/07/98 ........................         6,500     6,500,000
                                                            -----------
MASSACHUSETTS--2.5%
Massachusetts Education Financing
   RB Series 1997E DN(DAGGER)
   3.550% 03/07/98 ........................         8,000     8,000,000
                                                            -----------
MISSOURI--6.7%
Berkeley IDA RB (St. Louis Air Cargo
   Services, Inc. Project) DN(DAGGER)
   4.000% 03/07/98 ........................        12,900    12,900,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   4.000% 03/07/98 ........................         7,400     7,400,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.700% 03/07/98 ........................         1,100     1,100,000
                                                            -----------
                                                             21,400,000
                                                            -----------
NEBRASKA--1.2%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   4.300% 03/07/98 ........................         3,800     3,800,000
                                                            -----------

                                               PAR
                                              (000)       VALUE
                                             -------  ------------
NEVADA--0.3%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.600% 03/07/98 ...................        $ 880   $  880,000
                                                      ----------
NEW YORK--1.1%
New York State Energy Research and
   Development Authority PCR RB
   (Niagara Mohawk Power Project)
   Series 1985B DN(DAGGER)
   3.650% 03/07/98 ...................        3,400    3,400,000
                                                      ----------
NORTH CAROLINA--6.6%
Gastonia Certificates of Participation
   (Equipment Financing Project)
   Series 1997 DN(DAGGER)
   3.450% 03/07/98 ...................        4,900    4,900,000
North Carolina Education Facilities
   Finance Agency RB (Bowman Gray
   School of Medicine Project)
   Series 1990 DN(DAGGER)
   3.400% 03/07/98 ...................        1,500    1,500,000
North Carolina Educational Facilities
   Finance Agency (Duke University
   Project) DN(DAGGER)
   3.050% 03/07/98 ...................        4,000    4,000,000
North Carolina Educational Facilities
   Finance Agency RB (Elon College
   Project) Series 1997 DN
   3.400% 03/07/98 ...................          800      800,000
North Carolina Educational Facilities
   Finance Agency RB (Guilford
   College) Series 1997 DN(DAGGER)
   3.550% 03/07/98 ...................        3,000    3,000,000
North Carolina Educational Facilities
   Finance Agency RB (The Bowman
   Gray School of Medicine Project)
   Series 1996 DN(DAGGER)
   3.400% 03/07/98 ...................          500      500,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                                -------  ------------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Commission Hospital RB (Moses
   H. Cone Memorial Hospital Project)
   Series 1993 DN(DAGGER)
   3.400% 03/07/98 .....................        $  700   $   700,000
Rockingham County Industrial
   Facilities and Finance Authority
   PCR RB (Medibeg USA, Inc.)
   1997 DN(DAGGER)
   3.550% 03/07/98 .....................         3,000     3,000,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987
   DN(DAGGER)
   3.850% 03/01/98 .....................           300       300,000
Wake County Industrial Facility PCR RB
   (Carolina Power & Light Co.)
   Series C DN(DAGGER)
   4.250% 03/07/98 .....................         2,300     2,300,000
                                                         -----------
                                                          21,000,000
                                                         -----------
OHIO--5.9%
Green County G.O. BAN
   4.000% 03/26/98 .....................         3,700     3,700,483
   4.500% 05/07/98 .....................         5,000     5,003,965
Lorain County (Catholic Healthcare
   Partners Project) Hospital Facilities
   RB 1997 A TECP
   3.450% 03/12/98 .....................         5,000     5,000,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN(DAGGER)
   3.600% 03/07/98 .....................         2,140     2,140,000
Parma City Series 1998 BAN
   4.950% 08/05/98 .....................         3,000     3,016,593
                                                         -----------
                                                          18,861,041
                                                         -----------
OKLAHOMA--0.6%
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN(DAGGER)
   3.600% 03/07/98 .....................         2,000     2,000,000
                                                         -----------

                                                   PAR
                                                  (000)        VALUE
                                                 -------   ------------
OREGON--0.9%
Portland Multifamily Housing RB
   Village of Lovejoy Fountain DN(DAGGER)
   3.550% 03/07/98 .......................       $ 3,000   $ 3,000,000
                                                           -----------
PENNSYLVANIA--2.0%
Emmaus General Authority RB Pooled
   Loan Series 1989G-2 DN(DAGGER)
   3.500% 03/01/98 .......................         2,000     2,000,000
Philadelphia Hospital & Higher
   Educational Facility Authority RB
   (Children's Hospital of Philadelphia
   Project) Series 1996-A DN(DAGGER)
   3.650% 03/01/98 .......................         3,100     3,100,000
Washington County Authority Lease
   Series 1985 DN(DAGGER)
   3.600% 03/07/98 .......................         1,400     1,400,000
                                                           -----------
                                                             6,500,000
                                                           -----------
TENNESSEE--3.9%
Montgomery County Public Building
   Authority Pooled Financing RB
   (Tennessee County Loan Pool) DN(DAGGER)
   3.450% 03/07/98 .......................         5,100     5,100,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.450% 03/07/98 .......................         2,400     2,400,000
Oak Ridge Solid Waste Disposal
   Facility Series 1996 M4
   (Environmental Project) DN(DAGGER)
   3.600% 03/07/98 .......................         5,100     5,100,000
                                                           -----------
                                                            12,600,000
                                                           -----------
TEXAS--4.0%
Angelina and Neches River Authority
   Solid Waste Disposal RB (Temple-
   Eastex Incorporated Project)
   Series 1993 TECP
   3.800% 05/18/98 .......................         7,450     7,450,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN(DAGGER)
   3.750% 03/07/98 .......................         1,300     1,300,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)        VALUE
                                                   -------   ------------
TEXAS--(CONTINUED)
State of Texas TRAN
   4.750% 08/31/98 ........................        $ 2,750   $  2,761,876
Texas State Veterans Housing
   Assistance Fund DN(DAGGER)
   3.350% 03/07/98 ........................          1,300      1,300,000
                                                             ------------
                                                               12,811,876
                                                             ------------
VIRGINIA--2.3%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 03/07/98 ........................          4,400      4,400,000
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.450% 03/07/98 ........................            385        385,000
King George County IDA Exempt
   Facility RB (Birchwood Power
   Partners Project) Series 1996 DN(DAGGER)
   3.700% 03/01/98 ........................            600        600,000
Peninsula Ports Authority of Virginia
   Port Facility Refunding RB (Zeigler
   Coal Project) Series 1997 DN(DAGGER)
   3.700% 03/01/98 ........................          1,100      1,100,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 DN(DAGGER)
   3.500% 03/07/98 ........................          1,000      1,000,000
                                                             ------------
                                                                7,485,000
                                                             ------------
WISCONSIN--0.6%
Amery IDRB (Plastech Corporation)
   Series 1997 DN(DAGGER)
   3.750% 03/07/98 ........................          2,000      2,000,000
                                                             ------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $319,641,023) ....................                   319,641,023



                                                                VALUE
                                                            ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ...................                  $   942,262
                                                             -----------
NET ASSETS (Applicable to
  214,533,310 Bedford shares,
  99,373 Cash Preservation
  shares, 106,022,956 Janney
  Montgomery Scott shares, and
  800 other shares)--100.0% ...............                 $320,583,285
                                                            ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($320,583,285 (DIVIDE) 320,656,439) ....                        $1.00
                                                                   =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1998 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................  Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                                                 MUNICIPAL
                                                               MONEY MARKET     MONEY MARKET
                                                                 PORTFOLIO        PORTFOLIO
                                                               ------------     ------------
Investment Income
   Interest ..............................................      $79,170,730      $6,613,612
                                                                -----------      ----------
Expenses
   Investment advisory fees ..............................        5,016,420         585,954
   Administration fees ...................................               --         174,661
   Distribution fees .....................................        6,201,939       1,023,587
   Service organization fees .............................          281,246              --
   Directors' fees .......................................           24,442           3,101
   Custodian fees ........................................          220,426          37,392
   Transfer agent fees ...................................        1,885,453          63,268
   Legal fees ............................................           52,774           6,699
   Audit fees ............................................           32,785           4,141
   Registration fees .....................................          209,692          89,278
   Insurance expense .....................................           25,693           3,256
   Printing fees .........................................          264,667          25,995
   Miscellaneous .........................................              897             341
                                                                -----------      ----------
                                                                 14,216,434       2,017,673

   Less fees waived ......................................       (1,872,337)       (471,601)
   Less expense reimbursement by advisor .................         (273,085)         (7,600)
                                                                -----------      ----------
        Total expenses ...................................       12,071,012       1,538,472
                                                                -----------      ----------
   Net investment income .................................       67,099,718       5,075,140
                                                                -----------      ----------
   Realized gain (loss) on investments ...................           10,099          (1,512)
                                                                -----------      ----------
   Net increase in net assets resulting from operations...      $67,109,817      $5,073,628
                                                                ===========      ==========


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MUNICIPAL MONEY
                                                  MONEY MARKET PORTFOLIO               MARKET PORTFOLIO
                                          ----------------------------------  ----------------------------------
                                                FOR THE           FOR THE           FOR THE          FOR THE
                                           SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                          FEBRUARY 28, 1998  AUGUST 31, 1997  FEBRUARY 28, 1998  AUGUST 31, 1997
                                          -----------------  ---------------  -----------------  ---------------
                                             (UNAUDITED)                         (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................   $   67,099,718    $  116,087,132     $  5,075,140       $ 12,741,126
  Net gain (loss) on investments .......           10,099            22,330           (1,512)            (3,917)
                                           --------------    --------------     ------------       ------------
  Net increase in net assets resulting
    from operations ....................       67,109,817       116,109,462        5,073,628         12,737,209
                                           --------------    --------------     ------------       ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares .....................      (33,334,065)      (56,929,832)      (3,069,871)        (5,758,068)
    Bradford shares ....................               --                --         (405,975)        (4,148,194)
    Cash Preservation shares ...........           (5,235)          (10,852)          (1,397)            (2,492)
    Janney Montgomery Scott shares .....      (18,087,563)      (29,943,530)      (1,597,897)        (2,832,323)
    RBB shares .........................               --            (1,286)              --                (49)
    Sansom Street shares ...............      (15,672,855)      (29,201,632)              --                 --

      Total dividends to shareholders ..      (67,099,718)     (116,087,132)      (5,075,140)       (12,741,126)
                                           --------------    --------------     ------------       ------------
Net capital share transactions .........      312,985,452       504,179,861     (167,461,018)        67,161,386
                                           --------------    --------------     ------------       ------------
Total increase (decrease)
  in net assets ........................      312,995,551       504,202,191     (167,462,530)        67,157,469
Net Assets:
  Beginning of period ..................    2,700,025,629     2,195,823,438      488,045,815        420,888,346
                                           --------------    --------------     ------------       ------------
  End of period ........................   $3,013,021,180    $2,700,025,629     $320,583,285       $488,045,815
                                           ==============    ==============     ============       ============

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          MONEY MARKET PORTFOLIO
                                      ----------------------------------------------------------------
                                         FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED
                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                          1998         1997          1996         1995         1994
                                      ------------   ----------   ----------   ----------   ----------
                                       (UNAUDITED)
Net asset value, beginning
  of period .........................    $ 1.00        $ 1.00      $ 1.00        $ 1.00      $ 1.00
                                         ------        ------      ------        ------      ------
Income from investment operations:
  Net investment income .............    0.0237        0.0464      0.0471        0.0487      0.0278
                                         ------        ------      ------        ------      ------
    Total from investment
      operations ....................    0.0237        0.0464      0.0471        0.0487      0.0278
                                         ------        ------      ------        ------      ------
Less distributions
  Dividends (from net investment
    income) .........................   (0.0237)      (0.0464)    (0.0471)      (0.0487)    (0.0278)
                                         ------        ------      ------        ------      ------
    Total distributions .............   (0.0237)      (0.0464)    (0.0471)      (0.0487)    (0.0278)
                                         ------        ------      ------        ------      ------
Net asset value, end of period ......    $ 1.00        $ 1.00      $ 1.00        $ 1.00      $ 1.00
                                         ======        ======      ======        ======      ======
Total Return ........................   4.89%(c)        4.74%       4.81%         4.98%       2.81%
Ratios /Supplemental Data
  Net assets, end of period (000) ...    $  199        $  242      $  202        $  236      $  231
  Ratios of expenses to average
    net assets ...................... .95%(a)(c)       .95%(a)     .95%(a)       .95%(a)     .95%(a)
  Ratios of net investment income
    to average net assets ...........   4.81%(c)        4.64%       4.71%         4.87%       2.78%

                                                        MUNICIPAL MONEY MARKET PORTFOLIO
                                        ----------------------------------------------------------------
                                          FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                        SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                           ENDED         ENDED        ENDED        ENDED        ENDED
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                           1998           1997         1996         1995         1994
                                        ------------   ----------   ----------   ----------   ----------
                                         (UNAUDITED)
Net asset value, beginning
  of period .........................      $ 1.00       $ 1.00        $ 1.00       $ 1.00      $ 1.00
                                           ------       ------        ------       ------      ------
Income from investment operations:
  Net investment income .............      0.0139       0.0272        0.0274       0.0281      0.0174
                                           ------       ------        ------       ------      ------
    Total from investment
      operations ....................      0.0139       0.0272        0.0274       0.0281      0.0174
                                           ------       ------        ------       ------      ------
Less distributions
  Dividends (from net investment
    income) .........................     (0.0139)     (0.0272)      (0.0274)     (0.0281)    (0.0174)
                                           ------       ------        ------       ------      ------
    Total distributions .............     (0.0139)     (0.0272)      (0.0274)     (0.0281)    (0.0174)
                                           ------       ------        ------       ------      ------
Net asset value, end of period ......      $ 1.00       $ 1.00        $ 1.00       $ 1.00      $ 1.00
                                           ======       ======        ======       ======      ======
Total Return ........................     2.84%(c)       2.76%         2.78%        2.84%       1.75%
Ratios /Supplemental Data
  Net assets, end of period (000) ...      $   99       $   97        $  116       $  161      $  201
  Ratios of expenses to average
    net assets ......................   .98%(a)(c)      .98%(a)       .98%(a)      .98%(a)     .98%(a)
  Ratios of net investment income
    to average net assets ...........     2.81%(c)       2.72%         2.74%        2.81%       1.74%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been been 10.71% annualized for six months ended February 28, 1998, 10.68%, 12.08%, 9.34% and 2.52% for the years ended August 31, 1997, 1996, 1995 and
     1994, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 25.70% annualized for the six months ended February 28, 1998, 26.58%, 19.20%, 10.80% and 11.52% for
     the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b) Financial Highlights relate solely to the Cash Preservation Class of shares within each portfolio.
(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 14.03 billion shares are currently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Schneider Capital Management Family. The Cash Preservation Family represents interests in two portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC")*, a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the two portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market and Municipal Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the two portfolios' average daily net assets:

          PORTFOLIO                                 ANNUAL RATE
--------------------------------   --------------------------------------------
Money Market Portfolio             .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

Municipal Money Market Portfolio   .35% of first $250 million of net assets;
                                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1998, advisory fees and waivers for each of the two investment portfolios were as follows:

                                             GROSS                       NET
                                           ADVISORY                   ADVISORY
                                              FEE        WAIVER          FEE
                                          ----------   -----------    ----------
        Money Market Portfolio            $5,016,420   $(1,867,833)   $3,148,587
        Municipal Money Market Portfolio     585,954      (467,038)      118,916

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 1998, the reimbursed expenses were $273,085 and $221,501 for the Money Market Portfolio and Municipal Money Market Portfolio, respectively.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1998, transfer agency fees and waivers for each class of shares within the two investment portfolios were as follows:

                                                         GROSS                                 NET
                                                    TRANSFER AGENCY                      TRANSFER AGENCY
                                                          FEE             WAIVER               FEE
                                                    ---------------       -------        ---------------
         Money Market Portfolio
              Bedford Class                           $  994,000              $--          $  994,000
              Cash Preservation Class                      4,812           (4,504)                308
              Janney Montgomery Scott Class              698,290               --             698,290
              Sansom Street Class                        188,351               --             188,351
                                                      ----------          -------          ----------
         Total Money Market Portfolio                 $1,885,453          $(4,504)         $1,880,949
                                                      ==========          =======          ==========

*As of March 31, 1998, PNC Institutional Management Corporation has officially changed their name to BlackRock Institutional Management Corporation.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

                                                         GROSS                                 NET
                                                    TRANSFER AGENCY                      TRANSFER AGENCY
                                                          FEE             WAIVER               FEE
                                                    ---------------       -------        ---------------
         Municipal Money Market Portfolio
              Bedford Class                             $54,000           $    --             $54,000
              Bradford Class                              2,914                --               2,914
              Cash Preservation Class                     4,720            (4,563)                157
              Janney Montgomery Scott Class               1,634                --               1,634
                                                        -------           -------             -------
         Total Municipal Money Market Portfolio         $63,268           $(4,563)            $58,705
                                                        =======           =======             =======

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. For the six months ended February 28, 1998, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                         ADMINISTRATION
                                                               FEE
                                                         --------------
                  Municipal Money Market Portfolio          $174,661

     The Fund, on behalf of each class of shares within the two investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1998, distribution fees for each class were as follows:

                                                                 DISTRIBUTION
                                                                      FEE
                                                                 ------------
                  Money Market Portfolio
                      Bedford Class                               $3,750,884
                      Cash Preservation Class                            438
                      Janney Montgomery Class                      2,291,871
                      Sansom Street Class                            158,746
                                                                  ----------
                         Total Money Market Portfolio             $6,201,939
                                                                  ==========
                  Municipal Money Market Portfolio
                      Bedford Class                               $  612,317
                      Bradford Class                                  83,480
                      Cash Preservation Class                            199
                      Janney Montgomery Class                        327,591
                                                                  ----------
                         Total Municipal Money Market Portfolio   $1,023,587
                                                                  ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1998, service organization fees were $281,246 for the Money Market Portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each period were as follows:

                                                         MONEY MARKET PORTFOLIO                 MUNICIPAL MONEY MARKET PORTFOLIO
                                                ---------------------------------------     ---------------------------------------
                                                     FOR THE                FOR THE               FOR THE               FOR THE
                                                SIX MONTHS ENDED          YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                FEBRUARY 28, 1998       AUGUST 31, 1997      FEBRUARY 28, 1998      AUGUST 31, 1997
                                                -----------------       ---------------      -----------------      ---------------
                                                   (UNAUDITED)                                  (UNAUDITED)
                                                      VALUE                  VALUE                 VALUE                 VALUE
                                                -----------------       ---------------      -----------------      ---------------
Shares sold:
   Bedford Class                                 $ 2,522,717,905         $4,513,203,668        $ 725,067,290         $1,075,834,153
   Bradford Class                                             --                     --           59,917,620            586,482,906
   Cash Preservation Class                                26,316                175,000               29,952                 82,717
   Janney Montgomery Scott Class                   1,839,610,433          3,087,651,502          217,468,131            406,706,164
   RBB Class                                                  --                  4,744                   --                    200
   Sansom Street Class                             1,087,883,963          1,965,226,666                   --                     --

Shares issued in reinvestment of dividends:
   Bedford Class                                      33,898,767             55,886,643            3,104,574              5,696,659
   Bradford Class                                             --                     --              427,390              4,016,410
   Cash Preservation Class                                 5,415                 10,748                1,354                  2,358
   Janney Montgomery Scott Class                      18,501,314             29,670,134            1,639,541              2,820,771
   RBB Class                                                  --                  1,361                   --                     53
   Sansom Street Class                                11,686,521             20,645,930                   --                     --

Shares repurchased:
   Bedford Class                                  (2,445,340,436)        (4,285,531,838)        (726,739,306)        (1,070,439,669)
   Bradford Class                                             --                     --         (226,438,837)          (553,804,071)
   Cash Preservation Class                               (75,149)              (145,893)             (28,876)              (103,897)
   Janney Montgomery Scott Class                  (1,772,888,931)        (2,942,342,585)        (221,909,851)          (390,127,972)
   RBB Class                                                  --                (67,517)                  --                 (5,396)
   Sansom Street Class                              (983,040,666)        (1,940,208,702)                  --                     --
                                                 ---------------        ---------------        -------------         --------------
Net increase (decrease)                          $   312,985,452        $   504,179,861        $(167,461,018)        $   67,161,386
                                                 ===============        ===============        =============         ==============
Cash Preservation Shares authorized                  500,000,000            500,000,000          500,000,000            500,000,000
                                                 ===============        ===============        =============         ==============

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 4. NET ASSETS

     At February 28, 1998, net assets consisted of the following:

                                                                                              MUNICIPAL
                                                                       MONEY MARKET         MONEY MARKET
                                                                         PORTFOLIO            PORTFOLIO
                                                                      --------------        ------------
      Capital paid-in
         Bedford Class                                                $1,504,186,443        $214,533,311
         Cash Preservation Class                                             198,797              99,373
         Janney Montgomery Scott Class                                   822,075,114         106,022,955
         Sansom Street Class                                             686,561,111                  --
         Other Classes                                                           800                 800

      Accumulated net realized gain (loss) on investments
         Bedford Class                                                          (839)            (73,189)
         Cash Preservation Class                                                  --                   3
         Janney Montgomery Scott Class                                         1,028                  32
         Sansom Street Class                                                  (1,274)                 --
                                                                      --------------        ------------
                                                                      $3,013,021,180        $320,583,285
                                                                      ==============        ============

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Bedford, Janney Montgomery Scott and Sansom Street. The Fund currently offers two other classes of shares representing interest in the Municipal Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                          MONEY MARKET PORTFOLIO
                                      ----------------------------------------------------------------
                                         FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED
                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                          1998         1997          1996         1995         1994
                                      ------------   ----------   ----------   ----------   ----------
                                       (UNAUDITED)

Net asset value,
  beginning of period ...............  $     1.00    $     1.00   $     1.00    $   1.00     $   1.00
                                       ----------    ----------   ----------    --------     --------
Income from investment
  operations:
  Net investment income .............      0.0236        0.0462       0.0469      0.0486       0.0278
                                       ----------    ----------   ----------    --------     --------
      Total from investment
        operations ..................      0.0236        0.0462       0.0469      0.0486       0.0278
                                       ----------    ----------   ----------    --------     --------
Less distributions
  Dividends (from net
    investment income) ..............     (0.0236)      (0.0462)     (0.0469)    (0.0486)     (0.0278)
                                       ----------    ----------   ----------    --------     --------
      Total distributions ...........     (0.0236)      (0.0462)     (0.0469)    (0.0486)     (0.0278)
                                       ----------    ----------   ----------    --------     --------
Net asset value, end of period ......  $     1.00    $     1.00   $     1.00    $   1.00     $   1.00
                                       ----------    ----------   ----------    --------     --------
Total Return ........................      4.87(b)        4.72%        4.79%       4.97%        2.81%
Ratios /Supplemental Data
  Net assets, end of
    period (000) ....................  $1,504,190    $1,392,911   $1,109,334    $935,821     $710,737
  Ratios of expenses to
    average net assets ..............   .97%(a)(b)       .97%(a)      .97%(a)     .96%(a)      .95%(a)
  Ratios of net investment
    income to average
    net assets ......................     4.76%(b)        4.62%        4.69%       4.86%        2.78%

                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                        ----------------------------------------------------------------
                                          FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                        SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                           ENDED         ENDED        ENDED        ENDED        ENDED
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                           1998           1997         1996         1995         1994
                                        ------------   ----------   ----------   ----------   ----------
                                         (UNAUDITED)

Net asset value,
  beginning of period ...............     $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                          --------      --------     --------     --------     --------
Income from investment
  operations:
  Net investment income .............       0.0144        0.0285       0.0288       0.0297       0.0195
                                          --------      --------     --------     --------     --------
      Total from investment
        operations ..................       0.0144        0.0285       0.0288       0.0297       0.0195
                                          --------      --------     --------     --------     --------
Less distributions
  Dividends (from net
    investment income) ..............      (0.0144)      (0.0285)     (0.0288)     (0.0297)     (0.0195)
                                          --------      --------     --------     --------     --------
      Total distributions ...........      (0.0144)      (0.0285)     (0.0288)     (0.0297)     (0.0195)
                                          --------      --------     --------     --------     --------
Net asset value, end of period ......     $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                          --------      --------     --------     --------     --------
Total Return ........................       2.94(b)        2.88%        2.92%        3.01%        1.97%
Ratios /Supplemental Data
  Net assets, end of
    period (000) ....................     $214,463      $213,034     $201,940     $198,425     $182,480
  Ratios of expenses to
    average net assets ..............    .89%(a)(b)       .85%(a)      .84%(a)      .82%(a)      .77%(a)
  Ratios of net investment
    income to average
    net assets ......................      2.88%(b)        2.85%        2.88%         2.97%       1.95%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% annualized for the six months ended February 28, 1998, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13% annualized for the six months ended February 28, 1998, 1.14%, 1.12%, 1.14% and 1.12% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.

(b)  Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES(c)


                                                   FOR THE           FOR THE          FOR THE          FOR THE         FOR THE
                                                    MONTH             YEAR             YEAR             YEAR            YEAR
                                                    ENDED             ENDED            ENDED            ENDED           ENDED
                                             SEPTEMBER 30, 1997  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                             ------------------  ---------------  ---------------  ---------------  ---------------
                                                (UNAUDITED)
Net asset value, beginning of period ........     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                  --------           --------         --------         --------         --------
Income from investment operations:
   Net investment income ....................       0.0024             0.0285           0.0288           0.0297           0.0195
                                                  --------           --------         --------         --------         --------
       Total from investment operations .....       0.0024             0.0285           0.0288           0.0297           0.0195
                                                  --------           --------         --------         --------         --------
Less distributions
   Dividends (from net investment income) ...      (0.0024)           (0.0285)         (0.0288)         (0.0297)         (0.0195)
                                                  --------           --------         --------         --------         --------
       Total distributions ..................      (0.0024)           (0.0285)         (0.0288)         (0.0297)         (0.0195)
                                                  --------           --------         --------         --------         --------
Net asset value, end of period ..............     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                  ========           ========         ========         ========         ========
Total Return ................................      2.97%(b)             2.88%            2.92%            3.01%            1.97%
Ratios /Supplemental Data
   Net assets, end of period ................     $168,172           $166,089         $129,399         $110,936         $100,089
   Ratios of expenses to average net assets .    .89%(a)(b)            .85%(a)          .84%(a)          .82%(a)          .77%(a)
   Ratios of net investment income to
     average net assets .....................      2.92%(b)             2.85%            2.88%            2.97%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.13% annualized for the month ended September 30, 1997, 1.14%, 1.12%, 1.14% and 1.11% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b)  Annualized.
(c) On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares were liquidated.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                         MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------    ----------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $   1.00            $   1.00            $   1.00            $   1.00
                                                  --------            --------            --------            --------
Income from investment operations:
  Net investment income ......................      0.0235              0.0459              0.0465              0.0112
                                                  --------            --------            --------            --------
    Total from investment operations .........      0.0235              0.0459              0.0465              0.0112
                                                  --------            --------            --------            --------
Less distributions
  Dividends (from net investment income) .....     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                  --------            --------            --------            --------
    Total distributions ......................     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                  --------            --------            --------            --------
Net asset value, end of period ...............    $   1.00            $   1.00            $   1.00            $   1.00
                                                  ========            ========            ========            ========
Total Return .................................     4.84%(b)              4.69%               4.76%             5.30%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $822,080            $736,855            $561,865            $443,645
  Ratios of expenses to average net assets ...  1.00%(a)(b)            1.00%(a)            1.00%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     4.76%(b)              4.59%               4.65%             5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21% for the six months ended February 28, 1998, 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively.
(b) Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)


                                                                    MUNICIPAL MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------     ---------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $   1.00            $   1.00            $  1.00            $   1.00
                                                  --------            --------            -------            --------
Income from investment operations:
  Net investment income ......................      0.0145              0.0285             0.0278              0.0063
                                                  --------            --------            -------            --------
    Total from investment operations .........      0.0145              0.0285             0.0278              0.0063
                                                  --------            --------            -------            --------
Less distributions
  Dividends (from net investment income) .....     (0.0145)            (0.0285)           (0.0278)            (0.0063)
                                                  --------            --------            -------            --------
    Total distributions ......................     (0.0145)            (0.0285)           (0.0278)            (0.0063)
                                                  --------            --------            -------            --------
Net asset value, end of period ...............    $   1.00            $   1.00            $  1.00            $   1.00
                                                  ========            ========            =======            ========
Total Return .................................     2.96%(b)              2.89%              2.81%             2.87%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $106,021            $108,826            $89,428            $113,256
  Ratios of expenses to average net assets ...  0.86%(a)(b)            0.85%(a)           0.94%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     2.93%(b)              2.85%              2.78%             2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.13% for the six months ended February 28, 1998, 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.
(b) Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                                MONEY MARKET PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                                    FOR THE           FOR THE          FOR THE         FOR THE         FOR THE
                                                  SIX MONTHS           YEAR             YEAR             YEAR             YEAR
                                                     ENDED             ENDED            ENDED            ENDED            ENDED
                                               FEBRUARY 28, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                               -----------------  ---------------  ---------------  ---------------  ---------------
                                                  (UNAUDITED)

Net asset value, beginning of period .........      $   1.00         $   1.00           $   1.00         $   1.00        $   1.00
                                                    --------         --------           --------         --------        --------
Income from investment operations:
   Net investment income .....................        0.0260           0.0510             0.0518           0.0543          0.0334
                                                    --------         --------           --------         --------        --------
       Total from investment operations ......        0.0260            0.051             0.0518           0.0543          0.0334
                                                    --------         --------           --------         --------        --------
Less distributions
Dividends (from net investment income) .......       (0.0260)         (0.0510)           (0.0518)         (0.0543)        (0.0334)
                                                    --------         --------           --------         --------        --------
       Total distributions ...................       (0.0260)         (0.0510)           (0.0518)         (0.0543)        (0.0334)
                                                    --------         --------           --------         --------        --------
Net asset value, end of period ...............      $   1.00         $   1.00           $   1.00         $   1.00        $   1.00
                                                    ========         ========           ========         ========        ========
Total Return .................................       5.37%(b)           5.22%              5.30%            5.57%           3.39%
Ratios /Supplemental Data
   Net assets, end of period .................      $686,552         $570,018           $524,359         $441,614        $373,745
   Ratios of expenses to average net assets ..     .49%(a)(b)          .49%(a)            .48%(a)          .39%(a)         .39%(a)
   Ratios of net investment income to
     average net assets ......................       5.23%(b)           5.10%              5.18%            5.43%           3.34%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1998, .64%, .65%, .59% and .60% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b) Annualized.